Long-term debt (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2016	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Long-term debt					$ 119,240	$ 151,532
Borrowings, effective interest rate		10.90%
Interest and associated withholding tax paid				$ 8,299	13,623
Ghana [Member]
Statements [Line Items]
Accelerated accretion on long-term debt	$ (6,226)
Definitive Agreements [Member] | Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Repayment of principal and accrued interest				163,800
RK Mine Finance Trust I ("Red Kite")
Statements [Line Items]
Loan accretion and accrued interest			$ 7,800
Interest and associated withholding tax paid			$ 500		$ 13,600
Long-term debt [Member]
Statements [Line Items]
Long-term debt				150,000
Interest accrued				13,900
Unamortised financing fees				$ 16,500
Borrowings, interest rate basis				Interest on the DSFA is calculated on a quarterly basis at a rate of LIBOR +6%, subject to a 1% minimum LIBOR rate which creates an interest rate floor.
Deferral fee, percentage		2.00%
Deferral fee, amount		$ 3,300
Borrowings, effective interest rate	13.20%		13.20%		10.90%
Loan accretion and accrued interest			$ 10,000		$ 16,800